Interim Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 51	$ 129	$ 767
Accounts receivable	30	76	81
Total current assets	81	205	848
Non-current assets
Long term restricted deposits	11	11	11
Right of use assets			84
Property and equipment, net	32	35	56
Total non-current assets	43	46	151
Total assets	124	251	999
Current liabilities
Trade and other payables	428	388	473
Stockholders’ loans	158	157
Convertible loans of related parties	31
Total current liabilities	617	545	473
Non-current liabilities
Stockholders’ loans			161
Total non-current liabilities			161
Total liabilities	617	545	634
Contingent liabilities and commitments
Stockholders’ equity (deficit)
Common stock, par value $0.001 per share, 600,000,000 shares authorized: 71,008,144 and 69,931,056 issued and outstanding as of December 31, 2024 and 2023, respectively	72	70	69
Additional paid-in capital	16,946	16,374	15,135
Accumulated deficit	(17,511)	(16,738)	(14,839)
Total stockholders’ equity (deficit)	(493)	(294)	365
Total liabilities and stockholders’ equity	$ 124	$ 251	$ 999